Financial Instruments (Cash, Cash Equivalents and Marketable Securities Measured at Adjusted Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Value By Significant Investment Category) (Details) - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	$ 73,141	$ 63,935
Gross Unrealized Gains	346	752
Gross Unrealized Losses	(421)	(292)
Fair Value	73,066	64,395
Cash and Cash Equivalents	16,549	18,347	$ 18,898	$ 14,778
Marketable Securities	56,517	46,048
Cash
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	7,380	9,863
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	7,380	9,863
Cash and Cash Equivalents	7,380	9,863
Marketable Securities	0	0
Level 1
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	27,237	18,840
Gross Unrealized Gains	182	465
Gross Unrealized Losses	(48)	(68)
Fair Value	27,371	19,237
Cash and Cash Equivalents	5,881	3,660
Marketable Securities	21,490	15,577
Level 1 | Money market and other funds
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	5,623	2,532
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	5,623	2,532
Cash and Cash Equivalents	5,623	2,532
Marketable Securities	0	0
Level 1 | U.S. government notes
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	20,922	15,320
Gross Unrealized Gains	27	37
Gross Unrealized Losses	(48)	(4)
Fair Value	20,901	15,353
Cash and Cash Equivalents	258	1,128
Marketable Securities	20,643	14,225
Level 1 | Marketable equity securities
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	692	988
Gross Unrealized Gains	155	428
Gross Unrealized Losses	0	(64)
Fair Value	847	1,352
Cash and Cash Equivalents	0	0
Marketable Securities	847	1,352
Level 2
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	38,524	35,232
Gross Unrealized Gains	164	287
Gross Unrealized Losses	(373)	(224)
Fair Value	38,315	35,295
Cash and Cash Equivalents	3,288	4,824
Marketable Securities	35,027	30,471
Level 2 | Money market and other funds
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	1,140	1,762
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	1,140	1,762
Cash and Cash Equivalents	1,140	1,762
Marketable Securities	0	0
Level 2 | Fixed-income bond funds
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	219	385
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	(38)
Fair Value	219	347
Cash and Cash Equivalents	0	0
Marketable Securities	219	347
Level 2 | Time deposits
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	3,223	2,409
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	3,223	2,409
Cash and Cash Equivalents	2,012	2,309
Marketable Securities	1,211	100
Level 2 | U.S. government agencies
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	1,367	2,327
Gross Unrealized Gains	2	8
Gross Unrealized Losses	(3)	(1)
Fair Value	1,366	2,334
Cash and Cash Equivalents	0	750
Marketable Securities	1,366	1,584
Level 2 | Foreign government bonds
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	2,242	1,828
Gross Unrealized Gains	14	22
Gross Unrealized Losses	(23)	(10)
Fair Value	2,233	1,840
Cash and Cash Equivalents	0	0
Marketable Securities	2,233	1,840
Level 2 | Municipal securities
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	3,812	3,370
Gross Unrealized Gains	47	33
Gross Unrealized Losses	(4)	(6)
Fair Value	3,855	3,397
Cash and Cash Equivalents	0	3
Marketable Securities	3,855	3,394
Level 2 | Corporate debt securities
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	13,809	11,499
Gross Unrealized Gains	53	114
Gross Unrealized Losses	(278)	(122)
Fair Value	13,584	11,491
Cash and Cash Equivalents	136	0
Marketable Securities	13,448	11,491
Level 2 | Agency mortgage-backed securities
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	9,680	8,196
Gross Unrealized Gains	48	109
Gross Unrealized Losses	(57)	(42)
Fair Value	9,671	8,263
Cash and Cash Equivalents	0	0
Marketable Securities	9,671	8,263
Level 2 | Asset-backed securities
Cash, cash equivalents and marketable securities [Line Items]
Adjusted Cost	3,032	3,456
Gross Unrealized Gains	0	1
Gross Unrealized Losses	(8)	(5)
Fair Value	3,024	3,452
Cash and Cash Equivalents	0	0
Marketable Securities	$ 3,024	$ 3,452